Net finance expense - Net Finance Expense Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial Instruments [Abstract]
Interest income	$ 6,529	$ 4,106		$ 655
Foreign exchange gains	14,043	10,917		6,611
Finance income	20,572	15,023	[1]	7,266	[1]
Interest expense on financial liabilities measured at amortized cost	(84,378)	(67,956)		(38,391)
Interest leasing	(4,811)	0		0
Fair value adjustment on interest rate swaps	(8,533)	(2,790)		0
Other financial charges	(7,474)	(6,802)		(5,819)
Foreign exchange losses	(14,607)	(11,864)		(6,519)
Finance expense	(119,803)	(89,412)	[1]	(50,729)	[1]
Net finance expenses	$ (99,231)	$ (74,389)	[1]	$ (43,463)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.